Redacted LoanID	FK ID	Loan Number	Servicer	Borrower	Property State	Due Date	As of Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Last Activity	Loss/Mit?	Loss Mitigation Type	Loss Mitigation Status	Loan Modification/ Forbearance Date	Damage Flag	Damage Comment	Default Status	Exceptions Identified?	Exception Comments	Summary Comments	Added/Updated
F9DCB4C-B367-431B-A7A6-637DA62B6EA7	xxx	xxx	xxx	xxx	TN	8/1/2016	8/31/2016	9/1/2015	2/11/2016	Death of Family Member	Not Determined		Never		Never				Previously	Loan Modification	Loan Modification Completed		No		Collections	Yes	Missing comment history from 9/1/2015 to 2/11/2016.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
☐ LOSS MITIGATION: There is evidence of a prior completed loan modification.  Per the pay history on 04/27/2016, a HAMP incentive payment was applied to the loan in the amount of $1000.  Comments on 04/27/2016 also indicate that monthly HAMP incentive has been posted.  No other details are noted about the prior completed loan modification during the review period.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
☐ EXCEPTIONS: No exceptions were identified.
 ☐ ADDITIONAL INFORMATION: Comments on 8/10/2016 indicate that the borrower requested a 2 month extension; however as of 9/10/2016, there is no evidence of an extension agreement being approved.
10/19/2016
D8263A53-9C73-48E9-9936-BB19A303EF88	xxx	xxx	xxx	xxx	IN	8/1/2016	8/31/2016			Curtailment of Income	Owner		Never		Never				Never				No		Collections	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
☐ EXCEPTIONS: No exceptions were identified.
 ☐ ADDITIONAL INFORMATION: Borrower called in 11/27/2015 to advise their spouse was unemployed and to make a payment of $997.96. Borrower declined interest in Modification. On 4/5/2016 borrower advised spouse is back to work and paid for March and April 2016. Borrower called in on 7/30/2016 to make a payment and advised they were underemployed the month of July, however the issue has been resolved. Based on comments the borrower has been calling in to make payments when funds are available. There are no workouts in place. Reason for default has been Curtailment of Income.
10/19/2016
9BFD9572-7F10-4375-B3A4-1D3BD058EBED	xxx	xxx	xxx	xxx	PA	8/10/2016	8/31/2016				Occupied by Unknown		Never		Never				Previously	Payment Deferral			No		Current	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
☐ LOSS MITIGATION: Per comments on 3/7/2016, the borrower had an agreement to reinstate the loan by 3/10/2016. A deferment agreement was sent to the borrower on 3/10/2016 approving $3,548.96 down and extending the 2/XX/2016-3/XX/2016 payments making the loan next due for 4/XX/2016. The executed agreement was received on 3/XX/2016.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
☐ EXCEPTIONS: No exceptions were identified.
 ☐ ADDITIONAL INFORMATION: On 7/19/2016, field inspection results reflected that the subject property was occupied, but the specific occupant was not mentioned.  A servicing comment on 9/10/2016 indicated that the loan is now current.
10/19/2016
C39575A2-8F63-4ABF-8299-6CDF8F180A10	xxx	xxx	xxx	xxx	IN		8/31/2016			Not Determined	Not Determined		Never		Currently	13	xxx		Never				No		Bankruptcy Ch.13	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: Notations on 7/28/2016 indicate the borrower filed for bankruptcy xxx. A Proof of Claim was referred to the attorney xxx.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
 ☐ EXCEPTIONS: No exceptions were identified.
10/19/2016
95D20EA6-4F52-48D3-9D0E-B986C7A1BDF8	xxx	xxx	xxx	xxx	TX	8/1/2016	8/31/2016				Not Determined		Never		Never				Previously	Payment Deferral			No		Current	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
☐ LOSS MITIGATION: Commentary noted 11/3/2015 indicated the borrower called for a 1-month extension. Borrower was approved for loss mitigation. On 11/19/2015, the deferral agreement was mailed via Fedex. The extension on the loan was activated 11/XX/2015. The terms for the extension were updated and deferred the interest in the amount of $537.30 making the next payment due for 12/XX/2015. The signed agreement for the extension was received on 11/24/2015. Commentary noted on 11/24/2015 indicated will be sending agreement for extension via Fedex and the borrower agreed to send back via fax. On 11/27/2015 the fax agreement was received.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
 ☐ EXCEPTIONS: No exceptions were identified.
10/19/2016
4E0CB911-65FC-401D-B544-4B73C6BC2E8F	xxx	xxx	xxx	xxx	OH	11/1/2016	11/10/2016			Current	Not Determined		Never		Never			11/1/2016	Previously	Loan Modification	Completed		No	N/A	Current	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: There is no evidence of an associated bankruptcy case.
☐ LOSS MITIGATION: Per pay history HAMP incentives were applied in 12/2014 through 10/2016 indicating this loan was modified.  No other information on the loan modification is available within the review period.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
☐ EXCEPTIONS: No exceptions were identified.
 ☐ ADDITIONAL INFORMATION: An Exterior BPO was completed on 03/18/2016 reflecting an as-is value of $83,000.
12/12/2016
13A086C4-9039-42C6-B579-783B80345F9F	xxx	xxx	xxx	xxx	MI	11/1/2016	11/10/2016			Current	Owner		Never		Previously			11/15/2016	Never	N/A	N/A		No	N/A	Current	No
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan
☐ BANKRUPTCY: Commentary reflects multiple references to an inactive bankruptcy; chapter, case number, filing, discharge/dismissal date(s) are not disclosed in the commentary provided.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ PROPERTY DAMAGE: There is no evidence of property damage.
☐ EXCEPTIONS: No exceptions were identified.
 ☐ ADDITIONAL INFORMATION: No property inspections have been conducted within the review period; however, as per a conversation with the borrower on 10/13/2016, the borrower advised the subject property is owner occupied.
12/12/2016
1E82866C-0AE4-49B0-83E1-5E1BF8A8515C	xxx	xxx		xxx	SC	5/1/2016				Curtailment of Income	Owner		Never		Never				Never				No		Current	No
☐ BANKRUPTCY: There is no evidence of an associated bankruptcy case.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ EXCEPTIONS: No exceptions were identified on this loan.
 ☐ PROPERTY CONDITION: There is no evidence of property damage.
7/20/2016
403352E9-D9B8-4615-9CDD-8D5484FB1A69	xxx	xxx	xxx	xxx	GA	6/1/2016				Not Determined	Owner		Never		Currently	13			Never				No		Bankruptcy Ch.13	No
☐ BANKRUPTCY: The borrower filed for Chapte XX Bankruptcy prior to the review period; commentary dated xxx indicates post-petition payments are being received. No additional bankruptcy information is disclosed in the commentary provided.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ EXCEPTIONS: No exceptions were identified on this loan.
 ☐ PROPERTY CONDITION: There is no evidence of property damage.
7/20/2016
6EDF5ED8-2FAB-47B7-A8AD-423EA24A1C82	xxx	xxx	xxx	xxx	PA	6/1/2016				Curtailment of Income	Owner		Never		Never				Never				No		Current	No
☐ BANKRUPTCY: There is no evidence of an associated bankruptcy case.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ EXCEPTIONS: No exceptions were identified on this loan.
 ☐ PROPERTY CONDITION: There is no evidence of property damage.
7/20/2016
3BA04C51-EDDD-466D-BDDE-BEE7BAE4AA64	xxx	xxx	xxx	xxx	IL	5/1/2016				Excessive Obligations	Owner		Never		Never				Currently				No		Loss Mitigation	No
☐ BANKRUPTCY: There is no evidence of an associated bankruptcy case.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan.
☐ LOSS MITIGATION The borrower was set up on an active repayment plan on 5/3/2016.
☐ EXCEPTIONS: No exceptions were identified on this loan.
 ☐ PROPERTY CONDITION: There is no evidence of property damage.
7/20/2016
0D60DF84-A430-415E-8AD1-EB7FD49F6986	xxx	xxx	xxx	xxx	WI	4/28/2016				Illness	Owner		Never		Never				Never				No		Collections	No
☐ BANKRUPTCY: There is no evidence of an associated bankruptcy case.
☐ FORECLOSURE: There is no evidence of foreclosure action on this loan.
☐ LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
☐ EXCEPTIONS: No exceptions were identified on this loan.
 ☐ PROPERTY CONDITION: There is no evidence of property damage.
7/20/2016